Basis of Presentation and Summary of Significant Accounting Policies (Details) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 01, 2017	Jan. 01, 2016	Dec. 31, 2015
Accounting Policies [Line Items]
Debt issuance costs, net				$ 61
Cumulative Effect of New Accounting Principle in Period of Adoption		$ 1	$ 5
Building and Building Improvements [member] | Minimum [member]
Accounting Policies [Line Items]
Property, plant and equipment, useful life	8 years
Building and Building Improvements [member] | Maximum [member]
Accounting Policies [Line Items]
Property, plant and equipment, useful life	40 years
Furniture and Equipment [member] | Minimum [member]
Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years
Furniture and Equipment [member] | Maximum [member]
Accounting Policies [Line Items]
Property, plant and equipment, useful life	8 years
Computer Equipment [Member] | Minimum [member]
Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years
Computer Equipment [Member] | Maximum [member]
Accounting Policies [Line Items]
Property, plant and equipment, useful life	5 years